Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 93,803	$ 87,143
Less: Accumulated depreciation	(48,040)	(39,162)
Property and equipment, net	45,763	47,981
Satellites and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 68,309	54,370
Satellites and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Satellites and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Satellites under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 13,911	22,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,325	6,433
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Other property and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,258	$ 4,146
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years